Goodwill and Intangible Assets, net, Changes in Goodwill (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 32,079
Additions from acquisition	4,877
Goodwill, Ending Balance	$ 36,956